Supplemental Financial Statement Information (Schedule Of Statements Of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									$ (693)	$ (548)	$ (556)
Interest expense, net of interest capitalized									(1,803)	(1,621)	(1,368)
Equity in earnings from unconsolidated affiliates									270	276	332
Gains on interest rate derivatives									(12)	(18)	(157)
Losses on extinguishments of debt									0	(43)	(25)
Other, net									132	20	(12)
Income tax expense									(248)	(148)	325
NET INCOME ATTRIBUTABLE TO PARTNERS									995	1,189	633
General Partner’s interest in net income									3	3	2
Convertible Unitholders’ interest in income									9	0	0
Class D Unitholder’s interest in net income									0	3	2
Limited Partners’ interest in net income	$ 226	$ 207	$ 239	$ 311	$ 312	$ 291	$ 298	$ 282	983	1,183	629
Parent Company [Member]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									(185)	(112)	(111)
Interest expense, net of interest capitalized									(327)	(294)	(205)
Equity in earnings from unconsolidated affiliates									1,511	1,601	955
Other, net									(4)	(5)	(5)
INCOME BEFORE INCOME TAXES									995	1,190	634
Income tax expense									0	1	1
NET INCOME ATTRIBUTABLE TO PARTNERS									995	1,189	633
General Partner’s interest in net income									3	3	2
Convertible Unitholders’ interest in income									9	0	0
Class D Unitholder’s interest in net income									0	3	2
Limited Partners’ interest in net income									$ 983	$ 1,183	$ 629